Document and Entity Information	Oct. 09, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2019
Entity Registrant Name	REATA PHARMACEUTICALS INC
Entity Central Index Key	0001358762
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37785
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3651945
Entity Address, Address Line One	2801 Gateway Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75063
City Area Code	972
Local Phone Number	865-2219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	RETA
Name of each exchange on which registered	NASDAQ